Share-based compensation	12 Months Ended
Dec. 31, 2016
Share-based compensation
Share-based compensation

24.  Share-based compensation

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation expenses recognized were RMB4,249,548, RMB1,193,945 and RMB 2,343,785, respectively.

(1)Share incentive plan

The Company granted share-based awards to eligible employees and non-employees pursuant to the 2008, 2009, 2010, 2011 stock incentive plans and 2011 special stock incentive plan (collectively, the “Plans”), which govern the terms of the awards. On December 20, 2013, the Company adopted a 2013 Share Incentive Plan (“2013 Plan”), which was approved by the Board of Directors of the Company, to replace the Plans. The awards granted and outstanding under the Plans will survive and remain effective and binding under the 2013 Plan, subject to certain amendments to the original award agreements. The adoption of 2013 Plan did not result in any significant incremental share-based compensation expenses. The 2013 Plan was replaced by a share incentive plan entitled “Share Incentive Plan” containing substantially the same terms as the 2013 Plan on November 13, 2014.

As of December 31, 2016, the Group had reserved 147,179,881 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.

1)Employee awards

The RSUs and share options are generally scheduled to be vested over three to six years. One-third, one-fourth, one-fifth or one-sixth of the awards, depending on different vesting schedules of the Plans, shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years. Starting from the year ended December 31, 2016, certain awards had multiple tranches with tiered vesting commencement dates from 2016 to 2025, and each of the tranches is subject to a six-year vesting schedule.

RSUs

a) Service-based RSUs

A summary of activities of the service-based RSUs for the years ended December 31, 2014, 2015 and 2016 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014	27,150,848	3.77
Granted	14,588,400	8.43
Vested	(6,385,905)	3.71
Forfeited	(3,649,817)	5.07

Unvested at December 31, 2014	31,703,526	5.77

Granted	18,295,642	14.37
Vested	(7,130,556)	4.96
Forfeited	(3,934,276)	9.73

Unvested at December 31, 2015	38,934,336	9.56

Granted	58,376,008	12.85
Vested	(8,547,278)	7.93
Forfeited	(6,967,648)	10.66

Unvested at December 31, 2016	81,795,418	11.98

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB386,632, RMB690,742 and RMB1,589,623, respectively.

As of December 31, 2016, there were RMB4,782,306 of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 6.2 years.

The total fair value and intrinsic value of RSUs vested was US$74,949, US$113,154 and US$110,115 during the years ended December 31, 2014, 2015 and 2016, respectively.

b) Performance-based RSUs

A summary of activities of the performance-based RSUs for the years ended December 31, 2014, 2015 and 2016 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014	—	—
Granted	1,515,151	6.33
Vested	—	—
Forfeited	(48,493)	6.33

Unvested at December 31, 2014	1,466,658	6.33

Granted	—	—
Vested	(188,936)	6.33
Forfeited	(401,358)	6.33

Unvested at December 31, 2015	876,364	6.33

Granted	—	—
Vested	(118,540)	6.33
Forfeited	(447,822)	6.33

Unvested at December 31, 2016	310,002	6.33

The Company granted 1,515,151, nil and nil performance-based RSUs to its employees for the years ended December 31, 2014, 2015, and 2016, respectively.

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were RMB14,124, RMB4,630, and RMB4,334, respectively.

As of December 31, 2016, there were RMB3,811 of unrecognized share-based compensation expenses related to the performance-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.1 years.

The total fair value and intrinsic value of RSUs vested was nil, US$2,347 and US$1,524 during the years ended December 31, 2014, 2015 and 2016, respectively.

Share options

The Company granted 2,745,000, 5,652,500 and nil service-based share options to its employees for the years ended December 31, 2014, 2015 and 2016, respectively.

A summary of activities of the service-based share options for the years ended December 31, 2014, 2015 and 2016 is presented below:

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2014	26,912,328	3.96	9.4	—
Granted	2,745,000	8.20
Exercised	(849,844)	3.96
Forfeited or cancelled	(2,606,232)	4.31
Expired	—

Outstanding as of December 31, 2014	26,201,252	4.37	8.5	189,729

Granted	5,652,500	13.17
Exercised	(2,694,404)	4.07
Forfeited or cancelled	(1,724,726)	6.07
Expired	—

Outstanding as of December 31, 2015	27,434,622	6.10	8.1	275,040

Granted	—
Exercised	(2,820,648)	3.97
Forfeited or cancelled	(2,954,958)	7.21
Expired	—

Outstanding as of December 31, 2016	21,659,016	6.23	7.3	142,433

Vested and expected to vest as of December 31, 2016	19,493,114	6.23	7.3	128,190
Exercisable as of December 31, 2016	8,952,222	5.02	6.9	69,274

There was no option granted during the year ended December 31, 2016. The weighted average grant date fair value of options granted for the years ended December 31, 2014 and 2015 was US$4.48 and US$5.59 per share, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2014, 2015 and 2016 was US$6,648, US$29,522 and US$23,796, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options. Cash received from the exercises of share options of the Company during the years ended December 31, 2014, 2015 and 2016 was nil, US$12,332 and US$12,454, respectively. Cash receivable from the exercises of share options of the Company as of December 31, 2015 and 2016 was US$1,992 and US$747, respectively.

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation expenses recognized by the Group for the share options granted were RMB115,469, RMB103,962 and RMB125,225, respectively. As of December 31, 2016, there were RMB161,679 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 4.3 years.

The estimated fair value of each option grant is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:

	2014	2015
Expected volatility	52%~53%	33%~50%
Risk-free interest rate (per annum)	2.42%~3.50%	2.17%~2.65%
Exercise multiples	2.8	2.0~2.8
Expected dividend yield	—	—
Expected term (in years)	10.0	10.0
Fair value of the underlying shares on the date of option grants (US$)	6.33~12.51	11.57~14.69

The Group estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a research study regarding exercise pattern from historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the implied volatility of the Company and the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

2)Non-employee awards

RSUs

A summary of activities of the non-employee RSUs for the years ended December 31, 2014, 2015 and 2016 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at January 1, 2014	30,000	3.96
Granted	389,965	7.89
Vested	(5,000)	3.96

Unvested at December 31, 2014	414,965	7.65

Granted	300,000	12.94
Vested	(237,779)	7.56

Unvested at December 31, 2015	477,186	11.02

Granted	878,726	10.98
Vested	(145,514)	10.61
Forfeited	(158,000)	10.83

Unvested at December 31, 2016	1,052,398	11.07

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation expenses recognized for the non-employee RSUs granted were RMB15,917, RMB23,305 and RMB23,581, respectively.

As of December 31, 2016, there were RMB70,657 of unrecognized share-based compensation expenses related to the non-employee RSUs granted. The expenses are expected to be recognized over a weighted-average period of 5.0 years.

The total fair value and intrinsic value of RSUs vested was US$61, US$3,645 and US$1,841 during the years ended December 31, 2014, 2015 and 2016, respectively.

3)Founder awards

RSUs

On March 11, 2014, the Company approved a grant of 93,780,970 RSUs to the Founder, Mr. Richard Qiangdong Liu. The share awards were immediately vested and the Company recorded a share-based compensation charge of RMB3,685,041 for the year ended December 31, 2014. The grant date fair value of the awards was US$6.3 per share.

Share options

In May 2015, the board of directors approved a 10-year compensation plan for the Founder, Mr. Richard Qiangdong Liu. Under this plan, Mr. Richard Qiangdong Liu will receive RMB0.001 per year in cash salary and zero cash bonus during the 10-year period. Mr. Richard Qiangdong Liu was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a 10-year vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the 10-year period.

For the years ended December 31, 2015 and 2016, total share-based compensation expenses recognized for the Founder’s share options granted were RMB240,024 and RMB318,156, respectively.

As of December 31, 2016, there were RMB846,458 of unrecognized share-based compensation expenses related to the Founder’s share options granted. The expenses are expected to be recognized over a weighted-average period of 8.4 years.

The method used to determine fair value of the share options granted to the Founder was the same as the method used for the share options granted to the employees as described above. The assumptions used in the Binominal option-pricing model to estimate fair value of the Founder’s share option on the date of grant is presented below:

2015
Expected volatility	36%~38%
Risk-free interest rate (per annum)	2.74%~2.79%
Exercise multiples	2.0
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	16.70~16.93

(2)Share-based compensation of subsidiaries

In October 2015, JD Finance adopted a 2015 Share Incentive Plan (“2015 JD Finance Plan”), which permits the granting of stock options, share appreciation rights, restricted share units and restricted shares of JD Finance to employees, directors and consultants. The Company granted restricted shares units of JD Finance equivalent to approximately 7.25% and 2.94% of the subsidiary’s ordinary shares on a fully diluted basis in 2015 and 2016, respectively. The weighted average grant date fair value of the restricted share units granted was RMB4.25 and RMB7.17 for the years ended December 31, 2015 and 2016, respectively. Share-based compensation expenses recognized for the JD Finance RSUs granted during the years ended December 31, 2015 and 2016 were RMB95,664 and RMB260,581, respectively. As of December 31, 2016, the unrecognized compensation expenses related to 2015 JD Finance Plan was RMB681,437. The expenses are expected to be recognized over a weighted-average period of 5.5 years.